SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.
Condensed consolidated financial statements

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding condensed financial reporting. In the management`s opinion, the unaudited condensed consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s unaudited condensed consolidated financial position as of June 30, 2025, as well as its results of operations and cash flows for the six months ended June 30, 2025, and 2024. The results of operations for the six months ended June 30, 2025, are not necessarily indicative of the results to be expected for the year ending December 31, 2025.

b.	Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. On an ongoing basis, the Company's management evaluates estimates, including those related to the fair value of acquired intangible assets and goodwill and the useful life of intangible assets, tax assets and liabilities, fair values of share-based awards, inventory write-offs, warranty provision and allowance for credit loss. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

c.	Significant accounting policies

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the "SEC") on March 25, 2025. There have been no significant changes to these policies during the six months ended June 30, 2025.

d.	Recently issued Accounting Standards

1.
In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures, which requires disaggregated information about the effective tax rate reconciliation as well as information on income taxes paid. The guidance is effective for the Company for annual periods beginning January 1, 2025. The Company is currently evaluating the impact on its financial statement disclosures.

2.
In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): “Disaggregation of Income (loss) Statement Expenses” (“ASU 2024-03”). ASU 2024-03 requires disaggregation of certain costs and expenses included in each relevant expense caption on the Company's consolidated income (loss) statements in a separate note to the financial statements at each interim and annual reporting period, including amounts of purchases of inventory, employee compensation, depreciation, and intangible asset amortization. ASU 2024-04 is effective for fiscal years beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact from ASU 2024-03 on its consolidated financial statements disclosures.

3.
In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This amendment introduces a practical expedient for the application of the current expected credit loss (“CECL”) model to current accounts receivable and contract assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the timing of adoption and impact of this amendment on its Consolidated Financial Statements and related disclosures.

e.	Restructuring and related charges

During 2025 and 2024, the Company approved cost reduction and re-organization plans that included, among other things, downsizing the Company’s number of employees (the “2025 Restructuring Plan”).

The Company recorded contractual and termination severance pay and other related costs for the impacted employees.

The liabilities related to the restructuring plans as of June 30, 2025, and 2024 amounted to $1,517 thousand and $763 thousand, respectively.

The Company does not expect to incur additional costs related to the 2025 and 2024 Restructuring plans.